Investment Objectives and Goals - One Rock Fund	Mar. 31, 2026
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]

The One Rock Fund (the “Fund”) seeks capital appreciation.

The Fund may change its investment objectives without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objectives.